Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 97	$ 424
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	31,884,420	20,147,337
Common Stock, Shares, Outstanding	31,884,420	20,147,337